Derivative Instruments - Fair Value of Derivative Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ (191,000)	$ (80,645)	$ 18,069
Interest Rate Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	0	0
Interest Rate Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	(191,000)	(80,645)	18,069
Interest Rate Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	0	0
Interest Rate Forward Start Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	(102,000)	(7,582)	0
Interest Rate Forward Start Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	0	0
Interest Rate Forward Start Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	(102,000)	(7,582)	0
Interest Rate Forward Start Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	0	0	0
Liquefaction Supply Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	184,000	48,000	(68)
Liquefaction Supply Derivatives [Member] | Previously Reported [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net		46,656
Liquefaction Supply Derivatives [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	9,000	3,000	1,299
Liquefaction Supply Derivatives [Member] | Fair Value, Inputs, Level 1 [Member] | Previously Reported [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net		2,383
Liquefaction Supply Derivatives [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	2,000	10,000	2,990
Liquefaction Supply Derivatives [Member] | Fair Value, Inputs, Level 2 [Member] | Previously Reported [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net		9,198
Liquefaction Supply Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Assets (Liabilities), at Fair Value, Net	$ 173,000	$ 35,075	$ (4,357)